Deferred revenue	12 Months Ended
Mar. 31, 2013
Deferred revenue [Abstract]
Deferred revenue
13	Deferred revenue

(a)	Deferred revenue consists of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	51,610	94,471	15,211
Unearned storage fees	361,034	608,115	97,913
Total current and non-current deferred revenue	412,644	702,586	113,124

Representing:
Current portion	106,110	172,328	27,747
Non-current portion	306,534	530,258	85,377
Total current and non-current deferred revenue	412,644	702,586	113,124

(b)	An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Balance at beginning of year	116,870	199,470	361,034	58,130
Deferred revenue arising from new customers	153,505	260,531	376,536	60,627
Credited to income	(70,905)	(98,967)	(129,455)	(20,844)
Balance at end of year	199,470	361,034	608,115	97,913